Interest expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest Expense [Abstract]
Gross interest expense	$ 540	$ 416	$ 368
Capitalized interest	(95)	(76)	(73)
Net interest expense	$ 445	$ 340	$ 295